Organization and Principal Activities (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Accounting Policies [Abstract]
Current assets	$ 4,278,903	$ 3,909,121
Non-current assets	1,596,095	1,309,613
Total assets	5,874,998	5,218,734
Current liabilities	6,381,149	5,189,595
Non-current liabilities
Total liabilities	6,381,149	5,189,595
Revenue	6,685,387	9,154,072
Net loss	(517,723)	(2,121,237)
Net cash used in operating activities	(1,819,988)	(799,447)
Net cash provided by (used in) investing activities	(162,779)	65,368
Net cash provided by financing activities	$ 1,558,088	$ 138,130